Cash Flow - Schedule of Cash Flows from Operating Activities (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Cash Flow [Abstract]
Profit from operations	£ 4,380	£ 4,438	£ 9,313
Depreciation, amortisation and impairment	521	437	1,038
Increase in inventories	(666)	(582)	(192)
Decrease in receivables related to the charge in respect of the Quebec Class Action	436
(Increase)/decrease in trade and other receivables	(368)	(78)	502
(Decrease)/increase in provision for MSA	(622)	719	1,364
(Decrease)/increase in trade and other payables	(309)	(189)	123
Decrease in net retirement benefit liabilities	(19)	(77)	(100)
Decrease in other provisions		(66)	(107)
Other non-cash items	41	68	31
Cash generated from operating activities	3,394	4,670	11,972
Dividends received from associates	2	1	214
Tax paid	(1,108)	(813)	(1,891)
Net cash generated from operating activities	£ 2,288	£ 3,858	£ 10,295